TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Goodwill and Intangible assets		$ 172	$ 227
Operating lease liabilities and others	[1]	24,744	28,558
Temporary differences related to inventory	[2]	5,475	9,068
Property and equipment		2,685	3,315
Net operating loss carry-forward, deductions and credits	[3]	13,301	10,451
Less-valuation allowance		(28,497)	(29,198)
Total deferred tax assets		17,880	22,421
Deferred tax liabilities:
Property and equipment		(2,591)	(2,844)
Intangible Assets		(595)	(1,533)
Operating lease right-of-use assets and others lease		(14,223)	(17,989)
Total deferred tax liabilities		(17,409)	(22,366)
Deferred tax assets, net		$ 471	$ 55

[1]	Deriving mainly from provision for labor related, provision for loss contingencies and lease accounting in accordance with ASC842.
[2]	Deriving mainly from the provision for slow moving inventory and IRS section 263(a).
[3]	Parent company and certain subsidiaries have tax loss carry-forwards totaling approximately $197,396 which can be carried forward and offset against taxable income, these carry-forward tax losses have no expiration date. In addition to the above, the Company carried back its 2020 U.S. subsidiaries losses in accordance with the CARES act.